Document and Entity Information	6 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	SYNTHESIS ENERGY SYSTEMS INC
Entity Central Index Key	0001375063
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-4/A
Amendment Flag	false